Debt - Schedule of Applicable Interest Rate (Details)	24 Months Ended
Dec. 31, 2020
Eurodollar
Debt Instrument [Line Items]
0.50 : 1.00	2.50%
≥ 0.50 : 1.00, but 1.50 : 1.00	2.75%
≥ 1.50 : 1.00	3.00%
Base Rate
Debt Instrument [Line Items]
0.50 : 1.00	1.50%
≥ 0.50 : 1.00, but 1.50 : 1.00	1.75%
≥ 1.50 : 1.00	2.00%